Operating Lease Obligations - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Operating Lease Obligations
Rental expense	$ 95.5	$ 118.1	$ 121.1
Amortization of a deferred gain related to sale-leaseback of corporate offices	$ 1.4	$ 3.9	$ 4.3